Taxation	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
14. Taxation

Acorn International is incorporated in the Cayman Islands and is not subject to tax in this jurisdiction.

China DRTV and Smooth Profit are incorporated in the British Virgin Islands and are not subject to tax in this jurisdiction.

The Group’s Hong Kong subsidiaries, MK AND T, Bright Rainbow, and HJX International Limited, are subject to Hong Kong statutory income tax on their Hong Kong sourced income.

All of the Group’s PRC subsidiaries are subject to the statutory rate of 25% in 2014, 2015 and 2016 in accordance with the PRC government promulgated Law of the People’s Republic of China on the Enterprise Income Tax (“New EIT Law”).

Under the New EIT Law and implementation regulations issued by the PRC State Council, income tax at the rate of 10% is applicable to interest and dividends payable to investors that are “non-resident enterprises”, which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, to the extent such interest or dividends have their sources within the PRC. Undistributed earnings of the Group’s PRC subsidiaries are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of these earnings in the form of dividends or otherwise in the future, the Group would be subject to PRC withholding tax at 10% or a lower treaty rate.

A deferred tax liability should be recorded for the VIEs to the extent of their accumulated profit. As the VIEs have accumulated losses, no deferred tax liability has been provided by the Group.

The Group has made its assessment of each tax position (including the potential application of interests and penalties) based solely on the technical merits of the position, and has measured the unrecognized benefits associated with the tax positions. As of December 31, 2014, 2015 and 2016, the Group had unrecognized tax benefits of approximately $1.8, $1.9 and $1.7 million, respectively. During 2014, 2015 and 2016, the Group recorded uncertain tax benefits of $1.1 million, $0.1 million and $0.1 million associated with intercompany transfer pricing results falling below the median of the inter-quartile range of comparable companies. The unrecognized tax benefits would impact the effective income tax if recognized.

As of December 31, 2014, the amount of interests and penalties related to uncertain tax positions was immaterial. As of December 31, 2015 and 2016, the amount of interests and penalties related to uncertain tax positions was $75,383 and $99,024, respectively.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 (approximately $15,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2011 through 2016 on non-transfer pricing matters, and from 2006 through 2016 on transfer pricing matters.

The current and deferred portion of income tax (expenses) benefits included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2014	2015	2016
Current income tax expenses	$(1,280,181)	$(363,081)	$(4,169,360)
Deferred income tax benefits (expenses)	109,664	179,990	(423,423)
	(1,170,517)	(183,091)	(4,592,783)

Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2014	2015	2016
PRC statutory tax rate	25%	25%	25%
Expenses not deductible for tax purposes	1%	(1)%	4%
Effect of different tax rate of subsidiary operations in other jurisdiction	(1)%	(2)%	(15)%
Change in valuation allowance	(24)%	(21)%	36%
Effect of change in tax rate on deferred tax assets/liabilities	(1)%	(0)%	(0)%
Expiration of net operating loss	(0)%	(1)%	—
Utilization (Recognition) of the unrecognized tax benefit	(3)%	(0)%	2%
Others	(0)%	(0)%	—
Effective tax rate	(3)%	0%	52%

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2015 and 2016 were as follows:

	December 31,
	2015	2016
Deferred tax assets:
Allowance and reserves	$3,973,199	$2,344,940
Accrued expenses	738,298	969,498
Revenue recognition difference	162,322	145,504
Advertising expenses	1,765,847	650,244
Net operating losses	31,156,628	29,490,696
	$37,796,294	$33,600,882
Less: valuation allowance	(36,720,140)	(33,012,389)
	$1,076,154	$588,493
Deferred tax liabilities:
Unrealized gain on available-for-sale securities	(44,449,212)	(18,017,610)
	$(44,449,212)	$(18,017,610)
	$(43,373,058)	$(17,429,117)
Deferred tax assets were analyzed as:
Current	$1,076,154	$588,493
Deferred tax liabilities were analyzed as:
Non-current	(44,449,212)	(18,017,610)
	$(44,449,212)	$(18,017,610)
	$(43,373,058)	$(17,429,117)

As of December 31, 2016, the Group had tax losses carrying forward of $118,991,264. The tax losses will expire between 2017 and 2021 if they are not utilized.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Group believes it is not more-likely-than-not that the Group will realize the benefits of these deductible differences. As of December 31, 2015 and 2016, the Group had valuation allowance at $36.7 million and $33.0 million, respectively. The remainder amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward periods are reduced.